Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Financing receivable weighted average maturity	46 days	24 days
Proceeds from sale of marketable securities	$ 7.8	$ 15.8
Payments to acquire marketable securities	0.1	32.9
Marketable securities, gain (loss)	$ 0.1	$ 0.3